STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Securities Fund

August 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Brazil - 3.4%
Banco do Brasil	71,000		425,728
BRF	146,200	[a]	526,784
EDP - Energias do Brasil	171,500		586,954
Minerva	293,600	[a]	699,903
YDUQS Participacoes	78,500		386,160
			2,625,529
China - 41.0%
Agricultural Bank of China, Cl. H	1,109,000		370,611
Alibaba Group Holding, ADR	26,686	[a]	7,659,683
Anhui Conch Cement, Cl. H	128,000		928,182
China Construction Bank, Cl. H	2,445,399		1,732,244
China Medical System Holdings	306,000		345,475
China Minsheng Banking, Cl. H	666,000		405,605
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	104,000		432,398
China Yangtze Power, Cl. A	198,300		558,323
CNOOC, ADR	8,208		928,817
ENN Energy Holdings	102,900	[a]	1,141,829
Meituan Dianping, Cl. B	61,100	[a]	2,015,065
Midea Group, Cl. A	78,100		803,696
New China Life Insurance, Cl. H	135,400		540,713
PICC Property & Casualty, Cl. H	514,000		397,262
Ping An Insurance Group Company of China, Cl. H	216,500		2,306,015
Shanghai Pharmaceuticals Holding, Cl. H	341,200		608,421
Tencent Holdings	131,450	[a]	8,997,732
Times China Holdings	319,000	[a]	490,630
Wuliangye Yibin, Cl. A	38,900		1,361,965
			32,024,666
Greece - .7%
OPAP	60,152		551,289
Hong Kong - 1.9%
China Overseas Land & Investment	94,500		273,738
China Unicom Hong Kong	936,000		663,033
Galaxy Entertainment Group	73,000	[a]	575,037
			1,511,808
Hungary - .8%
Richter Gedeon	25,837		630,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
India - 8.0%
ACC	40,259	[a]	722,947
Adani Ports & Special Economic Zone	123,377	[a]	596,289
Amara Raja Batteries	42,738	[a]	422,662
Hero MotoCorp	11,860		484,349
Hindustan Petroleum	152,047		416,331
Hindustan Unilever	28,577		822,029
Housing Development Finance	18,076		450,037
Infosys	31,135	[a]	392,786
Petronet LNG	153,409		500,925
REC	269,088	[a]	388,054
Shriram Transport Finance	51,515	[a]	491,617
UPL	75,410		518,340
			6,206,366
Indonesia - .6%
Indofood Sukses Makmur	913,400		478,261
Malaysia - .6%
MISC	259,100		473,353
Mexico - 2.8%
America Movil, ADR, Cl. L	59,166		720,050
Gruma, Cl. B	50,135		592,263
Grupo Financiero Banorte, Cl. O	122,300	[a]	420,298
Wal-Mart de Mexico	193,600		463,607
			2,196,218
Philippines - .7%
International Container Terminal Services	252,420	[a]	546,645
Poland - .5%
Play Communications	51,255	[a,b]	425,583
Russia - 3.6%
Lukoil	19,283		1,293,820
Sberbank of Russia	340,926		1,035,585
X5 Retail Group, GDR	13,957		510,826
			2,840,231
Saudi Arabia - 1.1%
Abdullah Al Othaim Markets	12,689		422,239
Jarir Marketing	9,936		432,893
			855,132
South Africa - 3.4%
Impala Platinum Holdings	69,746	[a]	643,385
Mediclinic International	142,605	[a]	495,631
Sibanye Stillwater	494,816		1,497,182
			2,636,198
South Korea - 9.1%
DB Insurance	10,288	[a]	378,038

Description		Shares		Value ($)
Common Stocks - 98.2% (continued)
South Korea - 9.1% (continued)
Hana Financial Group		16,704		396,542
Hyundai Mobis		7,229	[a]	1,363,159
KB Financial Group		16,654	[a]	516,626
Korea Investment Holdings		8,018	[a]	411,058
POSCO, ADR		14,246		550,465
Samsung Electronics		64,072		2,912,609
Shinhan Financial Group		21,720	[a]	542,131
				7,070,628
Taiwan - 16.6%
Chailease Holding		405,445		1,789,449
Chicony Electronics		228,000	[a]	687,695
MediaTek		86,000		1,629,637
Taiwan Semiconductor Manufacturing		539,638		7,844,030
Wiwynn		15,000		399,775
Yageo		56,000		635,550
				12,986,136
Thailand - 1.1%
Advanced Info Service		80,200		471,575
Thanachart Capital		376,200		389,829
				861,404
Turkey - 1.6%
BIM Birlesik Magazalar		70,857		654,904
Eregli Demir ve Celik Fabrikalari		481,162		571,548
				1,226,452
United Arab Emirates - ..7%
Dubai Islamic Bank		459,670	[a]	513,087
Total Common Stocks (cost $60,284,802)				76,659,408

Exchange-Traded Funds - .2%
United States - .2%
iShares MSCI Emerging Markets ETF (cost $163,024)		3,668		163,373
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Brazil - .5%
Banco do Estado do Rio Grande do Sul, Cl. B (cost $581,685)	5.76	169,000		402,873

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Number of Rights
Rights - .0%
Taiwan - .0%
Chailease Holding (cost $0)		35,222		0
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $318,005)	0.20	318,005	[c]	318,005
Total Investments (cost $61,347,516)		99.3%		77,543,659
Cash and Receivables (Net)		.7%		553,010
Net Assets		100.0%		78,096,669

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, these securities were valued at $425,583 or .54% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Securities Fund

August 31, 2020 (Unaudited)

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	74,330,003	2,329,405††	-	76,659,408
Equity Securities - Preferred Stocks	402,873	-	-	402,873
Exchange-Traded Funds	163,373	-	-	163,373
Investment Companies	318,005	-	-	318,005
Rights	-	-††	-	-

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2020, accumulated net unrealized appreciation on investments was $16,196,143, consisting of $22,033,666 gross unrealized appreciation and $5,837,523 gross unrealized depreciation.

At August 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.